CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 195,015	$ 145,833
Operating costs and expenses
Cost of revenue (exclusive of depreciation and amortization shown separately below)	51,280	37,358
Selling, general and administrative expense	75,295	30,618
Product development expense	17,900	10,913
Depreciation and amortization	37,505	43,234
Total operating costs and expenses	181,980	122,123
Income from operations	13,035	23,710
Other expense
Interest expense, net	(31,538)	(18,698)
Other (expense) income, net	(2,799)	1,288
Change in fair value of warrant liability	21,295	0
Total other expense	(13,042)	(17,410)
Net (loss) income before income tax	(7)	6,300
Income tax (benefit) provision	(859)	1,236
Net income	852	5,064
Comprehensive income	$ 852	$ 5,064
Net income per share:
Basic (in USD per share)	$ 0.01	$ 0.03
Diluted (in USD per share)	$ 0.01	$ 0.03
Weighted-average shares outstanding:
Basic (in shares)	157,882,535	152,811,130
Diluted (in shares)	159,166,872	152,867,466